CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of interest Rate Profile of Financial Assets/Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Variable Rate Instruments [Abstract]
Cash at bank and in hand	$ 6,578	$ 22,790
Short-term deposits	0	3,120
Variable rate financial liabilities (senior secured term loan)	(44,301)	0
Variable rate instruments	(37,723)	25,910
Fixed rate instruments
Fixed rate financial liabilities (exchangeable note)	(210)	(83,312)
Fixed rate financial liabilities (convertible note)	(13,746)	0
Fixed rate financial liabilities (borrowings)	0	(31)
Fixed rate financial liabilities (lease payables)	(13,943)	(15,844)
Financial assets (short-term deposits and short-term investments)	0	3,121
Financial assets (lease receivables)	170	293
Fixed rate instruments	$ (27,729)	$ (95,773)